CONSOLIDATED STATEMENT OF FINANCIAL POSITION - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Cash and due from banks:
Non-interest-bearing	S/ 8,176,612	S/ 6,177,356
Interest-bearing	28,576,382	19,809,406
Total Cash and Due from Banks	36,752,994	25,986,762
Cash collateral, reverse repurchase agreements and securities borrowing	2,394,302	4,288,524
Investments:
At fair value through profit or loss	6,467,471	3,850,762
At fair value through other comprehensive income	42,746,061	24,614,050
At fair value through other comprehensive income pledged as collateral	997,828	1,588,673
Total at fair value through other comprehensive income investments	43,743,889	26,202,723
Amortized cost	2,196,220	1,907,738
Amortized cost pledged as collateral	2,766,162	1,569,308
Total amortized cost Investments	4,962,382	3,477,046
Loans, net:
Loans, net of unearned income	137,659,885	115,609,679
Allowance for loan losses	(9,898,760)	(5,123,962)
Total loans, net	127,761,125	110,485,717
Financial assets designated at fair value through profit or loss	823,270	620,544
Premiums and other policies receivable	937,223	838,731
Accounts receivable from reinsurers and coinsurers	919,419	791,704
Property, furniture and equipment, net	1,374,875	1,428,173
Due from customers on acceptances	455,343	535,222
Intangible assets and goodwill, net	2,639,297	2,532,087
Right-of-use assets, net	702,928	821,840
Deferred tax assets, net	1,693,655	520,848
Other assets	5,777,990	5,478,657
Total assets	237,406,163	187,859,340
Deposits and obligations:
Non-interest-bearing	47,623,119	28,316,170
Interest-bearing	94,742,383	83,689,215
Deposits and obligations	142,365,502	112,005,385
Payables from repurchase agreements and securities lending	27,923,617	7,678,016
Due to banks and correspondents	5,978,257	8,841,732
Banker's acceptances outstanding	455,343	535,222
Accounts payable to reinsurers	338,446	216,734
Lease liabilities	750,578	830,153
Financial liabilities at fair value through profit or loss	561,602	493,700
Technical reserves for insurance claims and premiums	11,675,076	9,950,233
Bonds and notes issued	16,319,407	14,946,363
Deferred tax liabilities, net	105,529	134,204
Other liabilities	5,487,159	5,481,288
Total liabilities	211,960,516	161,113,030
Equity attributable to Credicorps equity holders:
Capital stock	1,318,993	1,318,993
Treasury stock	(208,433)	(207,839)
Capital surplus	192,625	226,037
Reserves	21,429,635	19,437,645
Other reserves	1,865,898	1,088,189
Retained earnings (losses)	347,152	4,374,935
Equity attributable to owners of parent	24,945,870	26,237,960
Non-controlling interest	499,777	508,350
Total equity, net	25,445,647	26,746,310
Total liabilities and net equity	S/ 237,406,163	S/ 187,859,340